Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Standardized Measure of Discounted Future Net Cash Flow
Sales of oil and gas, net of productions costs	$ (147)	$ (255)	$ (126)
Net changes in prices and production costs	(1,631)	215	382
Development costs incurred during the period	296	247	81
Net changes in future development costs	(92)	(106)	(61)
Extensions, discoveries and other additions	813	1,684	695
Acquisitions		51	92
Divestitures	(1,277)
Revisions of previous quantity estimates	88	(182)	113
Accretion of discount	322	147	29
Net change in income taxes	653	(605)	(359)
Other changes	106	177	16
Net increase (decrease)	(869)	1,373	862
Beginning of period	2,470	1,097	235
End of period	$ 1,601	$ 2,470	$ 1,097
Arkoma Basin, Oklahoma | Weighted-average
Supplemental Information on Oil and Gas Producing Activities
Weighted average price of equivalent reserves (in dollar per share)		3.90	4.18
Piceance Basin | Weighted-average
Supplemental Information on Oil and Gas Producing Activities
Weighted average price of equivalent reserves (in dollar per share)		3.84	3.93
Appalachia Basin, Pennsylvania and West Virginia | Weighted-average
Supplemental Information on Oil and Gas Producing Activities
Weighted average price of equivalent reserves (in dollar per share)	2.78	4.16	4.51